Note 4 - Acquisitions	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Business Combination Disclosure [Text Block]
4.	Acquisitions

2018
acquisitions:
The Company acquired controlling interests in
twelve
businesses,
three
in the FirstService Residential segment and
nine
in the FirstService Brands segment. In the FirstService Residential segment, the Company acquired regional firms operating in South Carolina, Georgia, and Ontario. In the FirstService Brands segment, the Company acquired two
California Closets franchises located in Las Vegas and Houston, an independent restoration company in the U.S., three
Paul Davis Restoration franchises based in Alberta, Kentucky, and Seattle, and three
fire protection companies operating in the Southeastern U.S., all of which will be operated as company-owned locations.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$22,383
Long-term assets	6,961
Current liabilities	(12,049)
Deferred Tax Liabilities	(4,230)
Redeemable non-controlling interest	(19,889)
$(6,824)

Note consideration	$(1,035)
Cash consideration, net of cash acquired of $3,038	(59,444)
Acquisition date fair value of contingent consideration	(4,536)
Total purchase consideration	$(65,015)

Acquired intangible assets	$28,960
Goodwill	$42,879

2017
acquisitions:
The Company acquired controlling interests in
nine
businesses,
five
in the FirstService Residential segment and
four
in the FirstService Brands segment. In the FirstService Residential segment, the Company acquired regional firms operating in Minnesota, Washington D.C., Florida, Massachusetts, and Ontario. In the FirstService Brands segment, the Company acquired California Closets franchises located in Southern California and Atlanta, as well as Paul Davis Restoration franchises based in Omaha, Nebraska and Washington D.C., all of which will be operated as company-owned locations.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$9,593
Non-current assets	3,394
Current liabilities	(8,495)
Long-term liabilities	(850)
Deferred Tax Liabilities	(3,408)
Redeemable non-controlling interest	(3,360)
$(3,126)

Note consideration	(1,000)
Cash consideration, net of cash acquired of $1,426	$(39,573)
Acquisition date fair value of contingent consideration	(9,280)
Total purchase consideration	$(49,853)

Acquired intangible assets	$23,589
Goodwill	$29,390

“Acquisition-related items” included both transaction costs and contingent acquisition consideration fair value adjustments. Acquisition-related transaction costs for the year ended
December 31, 2018
totaled
$4,671
(
2017
-
$705
). Also included in acquisition-related items was a reversal of
$167
related to contingent acquisition consideration fair value adjustments (
2017
– expense of
$1,314
).

In all years presented, the fair values of non-controlling interests were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

The purchase price allocations of acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects. For acquisitions completed during the year ended
December 31, 2018,
goodwill in the amount of
$26,401
is deductible for income tax purposes (
2017
-
$10,218
).

The Company typically structures its business acquisitions to include contingent consideration. Vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one
- to
two
-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not
achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

The fair value of the contingent consideration liability recorded on the consolidated balance sheet as at
December 31, 2018
was
$13,286
(see note
16
). The estimated range of outcomes (undiscounted) for these contingent consideration arrangements is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from
$11,314
to a maximum of
$13,311.
These contingencies will expire during the period extending to
September 2020.
During the year ended
December 31, 2018,
$9,245
was paid with reference to such contingent consideration (
2017
-
$2,792
).

The acquisitions referred to above were accounted for by the purchase method of accounting for business combinations. Accordingly, the accompanying consolidated statements of earnings do not
include any revenues or expenses related to these acquisitions prior to their respective closing dates. The consideration for the acquisitions during the year ended
December 31, 2018
was financed from borrowings on the Company’s revolving credit facility and cash on hand.

The amounts of revenues and earnings contributed from the date of acquisition and included in the Company’s consolidated results for the year ended
December 31, 2018,
and the supplemental pro forma revenues and earnings of the combined entity had the acquisition date been
January 1, 2017,
are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2018	$54,458	$5,695
Supplemental pro forma for 2018 (unaudited)	1,985,656	92,371
Supplemental pro forma for 2017 (unaudited)	1,876,724	82,635

Supplemental pro forma results were adjusted for non-recurring items.